MARKETABLE SECURITIES (Schedule of Classified Marketable Securities) (Details) - USD ($)	Jul. 31, 2020	Jul. 31, 2019
Fair Value	$ 3,744,905	$ 3,580,227
Noncurrent [Member]
Fair Value	3,744,905	3,580,227
Gross Unrealized Gains	1,120,074	1,078,765
Gross Unrealized Losses	5,937
Cost	2,630,768	2,501,462
Noncurrent [Member] | Mutual Fund [Member]
Fair Value	1,374,557	1,109,731
Gross Unrealized Gains	297,064	264,425
Gross Unrealized Losses
Cost	1,077,493	845,306
Noncurrent [Member] | Corporate Equity Securities [Member]
Fair Value	2,370,348	2,470,496
Gross Unrealized Gains	823,010	814,340
Gross Unrealized Losses	5,937
Cost	$ 1,553,275	$ 1,656,156